UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
Certified Shareholder Report of
Registered Management Investment Companies

Investment Company Act File Number: 811-03734

EuroPacific Growth Fund
(Exact name of registrant as specified in charter)

333 South Hope Street
Los Angeles, California 90071
(Address of principal executive offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: March 31

Date of reporting period: September 30, 2007

Vincent P. Corti
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(Name and address of agent for service)

Copies to:
Mark D. Perlow
Kirkpatrick & Lockhart Preston Gates Ellis LLP
55 Second Street, Suite 1700
San Francisco, California  94105
(Counsel for the registrant)

ITEM 1 – Reports to Stockholders

[logo - American Funds®]

The right choice for the long term®

EuroPacific Growth Fund

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Semi-annual report for the six months ended September 30, 2007

EuroPacific Growth Fund® seeks long-term capital appreciation by investing primarily in the securities of companies based in Europe and the Pacific Basin. About half of the world’s investment opportunities can be found beyond the borders of our country. As a shareholder in the fund, you have access to what we believe are the best of those opportunities.

This fund is one of the 30 American Funds. American Funds ranks among the nation’s three largest mutual fund families. For 75 years, Capital Research and Management Company,SM the American Funds adviser, has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 5.75%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity. For current information and month-end results, visit americanfunds.com.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended September 30, 2007:

Class A shares	1 year	5 years	10 years

Reflecting 5.75% maximum sales charge	20.30%	22.90%	10.52%

The total annual fund operating expense ratio for Class A shares as of the most recent fiscal year-end was 0.79%. This figure does not reflect a fee waiver currently in effect; therefore, the actual expense ratio is lower.

The fund’s investment adviser waived 5% of its management fees from September 1, 2004, through March 31, 2005, and increased the waiver to 10% on April 1, 2005. Fund results shown reflect actual expenses, with the waiver applied. Fund results would have been lower without the waiver. Please see the Financial Highlights table on pages 22 to 25 for details.

Results for other share classes can be found on page 28.

Investing outside the United States may be subject to additional risks, such as currency fluctuations and political instability, which are detailed in the fund’s prospectus.

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Fellow shareholders:

Strong growth in developing-country stock markets and a weak U.S. dollar were the main features of EuroPacific Growth Fund’s healthy 14.1% return for the six months ended September 30, 2007. The fund’s return for the fiscal half-year outpaced the 13.5% gain of its primary benchmark, the MSCI ACWI (All Country World Index) ex USA, which measures 47 indexes in developed and developing countries, and the 9.0% gain of the MSCI EAFE (Europe, Australasia, Far East) Index. The indexes are unmanaged. The fund’s return was also higher than the 10.5% gain of the Lipper International Funds Average.

What helped the fund

Most European markets finished the six-month period ahead, with Finland the strongest (+38.2%)* and Ireland the weakest (–8.9%). European companies comprised 51.5% of the fund’s portfolio at September 30, including six of the top 10 holdings, which all recorded gains for the period. The fund’s top European gainer was its sixth-largest holding, the Finnish cell phone manufacturer Nokia (up 65.1%). Nokia reported higher-than-expected earnings on the strength of sales in China and India, the world’s fastest growing mobile phone markets, where it has become the market leader. The fund’s second-largest holding, German drug company Bayer, was up 24.4%, bolstered by cost savings from its acquisition of rival Schering, and some promising drug trials. Another drug concern, Novo Nordisk, of Denmark, was up 32.1%. The company is a world leader in diabetes care. The fund’s largest holding, the Swiss pharmaceutical company Roche, was up a more modest 2.3%. Other European companies in the top 10 that contributed were Banco Santander, the leading Spanish bank (+8.8%), and global food company Nestlé, of Switzerland (+15.1%).

*Country returns are based on MSCI indexes, expressed in U.S. dollars, and assume reinvestment of dividends.

[Begin Sidebar]
Results at a glance

For periods ended September 30, 2007, with all distributions reinvested

	Total returns	Average annual total returns

	1 year	5 years	10 years	Lifetime[1]

EuroPacific Growth Fund
(Class A shares)	27.6%	24.4%	11.2%	14.4%

MSCI ACWI (All Country World Index)
ex USA[2,3]	31.1	26.3	9.2	—

Lipper International Funds Average[4]	26.3	22.7	8.3	12.0

MSCI EAFE (Europe, Australasia,
Far East) Index[2]	25.4	24.1	8.3	12.0

[1]Since April 16, 1984.
[2]Indexes are unmanaged.
[3]The index did not exist prior to December 31, 1987.
[4]Source: Lipper. Lipper averages do not reflect the effect of sales charges.
[End Sidebar]

Among non-European holdings in the fund’s top 10, the Taiwan-based electronics company Hon Hai Precision Industry and Mexican cellular provider América Móvil gained the most. Hon Hai (+34.8%) makes and assembles a wide range of products for many household names, including Apple, Sony and Nokia. América Móvil rose 33.9% thanks to strong economic conditions in Latin America that have spurred demand for products and services. Other developing-market successes were the oil and gas companies Reliance Industries, of India (+82.3%), and Petrobras, of Brazil (+50.7%). One notable achievement from Japan (in an otherwise dull market) was Nintendo, up 78.9% on robust sales of its Wii videogame console and DS handheld gaming system.

EuroPacific Growth Fund was also helped by having a relatively small cash position for most of the period, allowing it to benefit when stock prices rebounded from their mid-summer doldrums in the wake of the subprime mortgage crisis in the United States.

What hurt the fund

Four of the fund’s 10 least-successful holdings were Japanese companies, which made up 9.0% of the fund’s portfolio at September 30, compared with 12.2% six months ago. The country’s economy has failed to recover at the pace many investors had expected and corporate earnings have been mixed. As a whole, Japanese stocks were down 1.5% for the six-month period. Despite the disappointments, we still believe our Japanese investments offer solid long-term potential.

Elsewhere in Asia, Kookmin Bank, of South Korea, the fund’s 10th-largest holding, declined 7.2%. Other South Korean holdings that had modest results were Samsung Electronics (+4.9%) and Hynix Semiconductor (–0.7%). Both Hynix and Samsung face the challenge of excess supply in the markets for NAND Flash and DRAM, the two most important types of computer memory chips. However, as market leaders in their fields, we believe both companies are well-positioned to weather these temporary setbacks.

[Begin Sidebar]
Where the fund’s assets are invested (percent invested by country)

EuroPacific invests primarily in the stocks of companies based in Europe and the Pacific Basin.1

	EuroPacific Growth Fund		MSCI ACWI (All Country World Index) ex USA[2]
	(9/30/07)	(3/31/07)	(9/30/07)
Europe

Euro zone[3]	32.2%	29.7%	27.3%
Switzerland	6.8	7.7	5.0
United Kingdom	6.5	7.6	16.9
Russia	2.0	1.4	1.6
Denmark	1.8	1.7	.7
Norway	.7	.6	.8
Sweden	.6	.6	2.0
Turkey	.4	.2	.3
Hungary	.3	.6	.2
Other Europe	.2	.2	.4
	51.5	50.3	55.2

Pacific Basin

Japan	9.0	12.2	15.6
South Korea	7.3	7.4	2.8
Taiwan	3.7	4.6	2.0
Mexico	2.5	3.0	.9
Canada	2.1	2.2	6.4
Australia	1.9	2.0	5.0
Hong Kong	1.2	1.8	1.6
China	1.1	.6	2.9
Singapore	.8	1.0	.9
Indonesia	.5	.4	.3
Other Pacific Basin	.7	.9	.8
	30.8	36.1	39.2

Other

India	4.4	2.8	1.2
Brazil	3.6	2.3	2.1
South Africa	1.9	1.7	1.2
Israel	.5	.2	.4
Other countries	.4	.4	.7
	10.8	7.4	5.6
Short-term securities & other
assets less liabilities	6.9	6.2	—

Total	100.0%	100.0%	100.0%

1A country is considered part of the Pacific Basin if any of its borders touches the Pacific Ocean.
[2]Weighted by market capitalization.
[3]Countries using the common currency, the euro, are Austria, Belgium, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, the Netherlands, Portugal, Slovenia and Spain.
[End Sidebar]

Looking ahead

We remain cautiously optimistic about the long-term outlook. The flourishing economies of India and China offer attractive opportunities for investors, both from direct investment in these markets and by investing in companies around the world that are benefiting from the growth in these countries.

However, there are a few clouds on the horizon. The housing boom in parts of Europe — notably the United Kingdom, Ireland and Spain — has been followed by a decline in prices that could lead to mortgage problems similar to those of the subprime meltdown in the United States. In addition, some analysts believe China could be heading for a stock market correction. As one of the world’s largest consumers of oil and other raw materials, that may have significant implications for the many companies that do business in the country.

In this environment, we believe EuroPacific Growth Fund’s company-by-company approach to stock selection will be the key to finding good investments that can continue to grow in any kind of market conditions.

Thank you for your confidence in EuroPacific Growth Fund. We look forward to reporting to you again in six months.

Sincerely,

/s/ Gina H. Despres	/s/ Mark E. Denning
Gina H. Despres	Mark E. Denning
Vice Chairman of the Board	President

November 5, 2007

For current information about the fund, visit americanfunds.com.

Summary investment portfolio
September 30, 2007	unaudited

The following summary investment portfolio is designed to streamline the report and help investors better focus on a fund’s principal holdings.  For details on how to obtain a complete schedule of portfolio holdings, please see the inside back cover.

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Industry sector diversification (percent of net assets)
Financials	20.37%
Information technology	9.96
Consumer Discretionary	9.94
Telecommunication services	9.72
Energy	8.49
Other industries	34.34
Convertible securities and rights & warrants	0.05
Bonds & Notes	0.26
Short-term securities & other assets less liabilities	6.87

[end pie chart]

Country diversification	(percent of net assets)
Euro zone *	32.2%
Japan	9.0
South Korea	7.3
Switzerland	6.8
United Kingdom	6.5
India	4.4
Taiwan	3.7
Brazil	3.6
Mexico	2.5
Canada	2.1
Other countries	15.0
Short-term securities & other assets less liabilities	6.9

* Countries using the euro as a common currency; those represented in the fund's portfolio are Austria, Belgium, Finland, France, Germany, Greece, Ireland, Italy, the Netherlands, Portugal and Spain.

Common stocks - 92.82%	Shares	Market value (000)	Percent of net assets

Financials - 20.37%
Banco Santander, SA	105,389,105	$2,048,526	1.70%
Kookmin Bank (1)	18,047,910	1,503,335
Kookmin Bank (1) (2)	330,000	27,488	1.27
AXA SA	33,038,514	1,478,507	1.23
ING Groep NV, depository receipts	18,498,930	821,251	.68
ICICI Bank Ltd.	16,793,789	449,980
ICICI Bank Ltd. (ADR)	6,961,650	367,018	.68
Banco Itaú Holding Financeira SA, preferred nominative	14,255,300	717,828	.59
UniCredito Italiano SpA	82,140,000	702,839	.58
Erste Bank der oesterreichischen Sparkassen AG	8,983,386	684,759	.57
Other securities		15,769,160	13.07
		24,570,691	20.37

Information technology - 9.96%
Nokia Corp.	36,299,100	1,380,085
Nokia Corp. (ADR)	11,222,900	425,685	1.50
Hon Hai Precision Industry Co., Ltd.	218,943,481	1,650,631	1.37
Samsung Electronics Co., Ltd.	2,494,953	1,568,209
Samsung Electronics Co., Ltd., nonvoting preferred	48,800	22,725	1.32
SAP AG	14,540,000	851,192	.71
Taiwan Semiconductor Manufacturing Co. Ltd.	313,683,371	611,409
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	11,477,161	116,149	.60
Hoya Corp.	21,085,500	720,181	.60
Hynix Semiconductor Inc. (3)	19,934,940	682,077	.56
Other securities		3,984,559	3.30
		12,012,902	9.96

Consumer discretionary - 9.94%
Industria de Diseno Textil, SA	16,393,468	1,104,879	.92
Continental AG	7,038,000	973,378	.81
Renault SA	5,720,000	828,944	.69
Compagnie Générale des Etablissements Michelin, Class B	5,078,000	682,751	.57
Honda Motor Co., Ltd.	20,066,250	674,878	.56
Toyota Motor Corp.	10,515,000	621,170	.51
Hyundai Motor Co.	7,663,879	619,109	.51
Other securities		6,488,440	5.37
		11,993,549	9.94

Telecommunication services - 9.72%
América Móvil, SAB de CV, Series L (ADR)	31,908,400	2,042,138
América Móvil, SAB de CV, Series L	8,940,000	28,558	1.72
Vodafone Group PLC	352,607,931	1,272,152	1.05
MTN Group Ltd.	70,179,000	1,069,833	.89
Koninklijke KPN NV	55,675,000	966,275	.80
Telefónica, SA	22,312,000	624,610	.52
Other securities		5,720,152	4.74
		11,723,718	9.72

Energy - 8.49%
Petróleo Brasileiro SA - Petrobras, ordinary nominative (ADR)	17,445,000	1,317,098
Petróleo Brasileiro SA - Petrobras, preferred nominative (ADR)	2,132,700	137,986	1.21
Reliance Industries Ltd.	19,142,718	1,109,481	.92
OAO Gazprom (ADR)	21,042,000	927,952	.77
Oil & Natural Gas Corp. Ltd.	36,339,064	878,095	.73
SK Energy Co., Ltd. (3)	3,877,883	678,248	.56
Saipem SpA, Class S	15,835,000	675,662	.56
OAO LUKOIL (ADR)	7,745,000	643,610	.53
Canadian Natural Resources, Ltd.	8,331,300	634,078	.52
Royal Dutch Shell PLC, Class B	12,137,435	499,180
Royal Dutch Shell PLC, Class B (ADR)	1,586,078	130,217	.52
Other securities		2,613,705	2.17
		10,245,312	8.49

Health care - 7.98%
Roche Holding AG	20,399,550	3,699,609	3.07
Novo Nordisk A/S, Class B	17,016,750	2,054,487	1.70
Novartis AG	15,281,960	843,527	.70
Other securities		3,030,257	2.51
		9,627,880	7.98

Materials - 7.39%
Bayer AG, non-registered shares	33,616,766	2,676,059	2.22
POSCO	1,362,000	1,001,996	.83
Linde AG	8,066,708	1,001,877	.83
Other securities		4,239,447	3.51
		8,919,379	7.39

Consumer staples - 6.87%
Nestlé SA	3,510,700	1,577,402	1.31
L'Oréal SA	5,812,259	762,575	.63
Tesco PLC	72,910,561	654,643	.54
Other securities		5,289,216	4.39
		8,283,836	6.87

Industrials - 5.95%
Siemens AG	6,954,000	956,207	.79
Schneider Electric SA	6,219,412	785,838	.65
Ryanair Holdings PLC (ADR) (1) (3)	16,862,400	699,958	.58
Other securities		4,733,202	3.93
		7,175,205	5.95

Utilities - 3.10%
E.ON AG	4,515,000	834,860	.69
Veolia Environnement	9,236,769	795,491	.66
Other securities		2,106,668	1.75
		3,737,019	3.10

MISCELLANEOUS - 3.05%
Other common stocks in initial period of acquisition		3,679,517	3.05

Total common stocks (cost: $71,945,437,000)		111,969,008	92.82

Rights & warrants - 0.03%		Market value (000)	Percent of net assets

Financials - 0.03%
Other securities		32,172	.03

MISCELLANEOUS - 0.00%
Other rights & warrants in initial period of acquisition		-	.00

Total rights & warrants (cost: $46,430,000)		32,172	.03

Convertible securities - 0.02%		Market value (000)	Percent of net assets

Financials - 0.02%
Other securities		24,400	.02

Total convertible securities (cost: $20,345,000)		24,400	.02

Bonds & notes - 0.26%		Market value (000)	Percent of net assets

Non-U.S. government bonds & notes - 0.26%
Other securities		316,428	.26

Total bonds & notes (cost: $320,314,000)		316,428	.26

Short-term securities - 6.98%	Principal amount (000)

Nestlé Capital Corp. 5.26%-5.30% due 10/11-12/19/2007 (2)	$150,000	149,159	.12
Other securities		8,273,276	6.86

Total short-term securities (cost: $8,421,110,000)		8,422,435	6.98

Total investment securities (cost: $80,753,636,000)		120,764,443	100.11
Other assets less liabilities		(138,048)	-.11

Net assets		$120,626,395	100.00%

"Miscellaneous" securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.
"Other securities" includes all issues that are not disclosed separately in the summary investment portfolio, including securities (with aggregate value of $356,710,000) which were valued under fair value procedures adopted by the board of trustees.

Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund's holdings in that company represent 5% or more of the outstanding voting shares of that company. The fund's affiliated holdings listed below are either shown in the preceding summary investment portfolio or included in the market value of "Other securities" under their respective industry sectors. Further details on these holdings and related transactions during six months ended September 30, 2007, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Marker value of affiliates at 9/30/2007 (000)

Kookmin Bank	18,047,910	-	-	18,047,910	$-	$1,503,335
Kookmin Bank (2)	330,000	-	-	330,000	-	27,488
Ryanair Holdings PLC (ADR) (3)	15,072,400	1,790,000	-	16,862,400	-	699,958
UCB SA	9,373,290	535,000	-	9,908,290	9,775	584,708
Mitsui Trust Holdings, Inc.	58,827,000	11,363,000	-	70,190,000	-	547,967
Nitto Denko Corp.	8,687,900	1,393,800	-	10,081,700	3,268	469,080
Hyundai Mobis Co., Ltd.	3,149,000	1,244,350	-	4,393,350	-	466,325
Hirose Electric Co., Ltd.	2,547,000	-	-	2,547,000	1,652	310,025
Acer Inc.	151,845,420	4,441,681	-	156,287,101	14,228	275,407
Mondi PLC	-	19,197,500	-	19,197,500	1,911	182,474
Techtronic Industries Co. Ltd.	65,780,000	20,930,000	-	86,710,000	2,067	98,870
Hypo Real Estate Holding AG (4)	8,183,540	-	3,840,000	4,343,540	14,040	-
Linde AG (4)	7,617,903	444,805	-	8,066,708	13,908	-
SEGA SAMMY HOLDINGS INC. (4)	18,401,600	-	8,858,600	9,543,000	2,442	-
Smith & Nephew PLC (4)	52,421,300	-	28,798,783	23,622,517	2,480	-

					$65,771	$5,165,637

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

(1) Represents an affiliated company as defined under the Investment Company Act of 1940.
(2) Security purchased in transactions exempt from registration under the Securities Act of 1933. These securities may be resold in the United States in transactions exempt from registration, normally to qualified institutional buyuers. The total value of all such securities, including those in "Other securities" in the summary investment portfolio, was $3,935,841,000, which represented 3.26% of the net assets of the fund.

(3) Security did not produce income during the last 12 months.
(4) Unaffiliated issuer at 9/30/2007.

ADR = American Depositary Receipts

See Notes to Financial Statements

Financial statements

Statement of assets and liabilities			unaudited
at September 30, 2007	(dollars and shares in thousands, except per-share amounts)

Assets:
Investment securities at market:
Unaffiliated issuers (cost: $76,452,183)		$115,598,806
Affiliated issuers (cost: $4,301,453)		5,165,637	$120,764,443
Cash denominated in non-U.S. currencies
(cost: $20,260)			20,260
Cash			1,360
Receivables for:
Sales of investments		420,897
Sales of fund's shares		463,618
Dividends and interest		222,107	1,106,622
			121,892,685
Liabilities:
Payables for:
Purchases of investments		684,777
Repurchases of fund's shares		438,483
Open forward currency contracts		3,649
Investment advisory services		35,694
Services provided by affiliates		35,885
Trustees' deferred compensation		3,392
Other		64,410	1,266,290
Net assets at September 30, 2007			$120,626,395

Net assets consist of:
Capital paid in on shares of beneficial interest			$73,304,471
Undistributed net investment income			1,050,024
Undistributed net realized gain			6,321,650
Net unrealized appreciation			39,950,250
Net assets at September 30, 2007			$120,626,395

Shares of beneficial interest issued and outstanding (no stated par value) - unlimited shares authorized (2,215,270 total shares outstanding)
	Net assets	Shares outstanding	Net asset value per share*

Class A	$63,544,331	1,162,250	$54.67
Class B	1,945,873	36,186	53.78
Class C	4,304,138	80,832	53.25
Class F	10,413,492	191,238	54.45
Class 529-A	757,165	13,929	54.36
Class 529-B	108,460	2,035	53.31
Class 529-C	309,220	5,808	53.24
Class 529-E	44,234	820	53.92
Class 529-F	49,252	905	54.41
Class R-1	179,762	3,387	53.07
Class R-2	1,325,852	24,910	53.23
Class R-3	7,666,021	142,590	53.76
Class R-4	11,064,800	205,030	53.97
Class R-5	18,913,795	345,350	54.77
(*) Maximum offering price and redemption price per share were equal to the net asset value per share for all share classes, except for Class A and 529-A, for which the maximum offering prices per share were $58.02 and $57.68, respectively.

See Notes to Financial Statements

Statement of operations			unaudited
for the six months ended September 30, 2007		(dollars in thousands)

Investment income:
Income:
Dividends (net of non-U.S.
taxes of $189,936; also includes
$65,771 from affiliates)		$1,489,523
Interest (net of non-U.S.
taxes of $5)		159,761	$1,649,284

Fees and expenses(*):
Investment advisory services		236,901
Distribution services		154,963
Transfer agent services		24,271
Administrative services		33,328
Reports to shareholders		824
Registration statement and prospectus		1,965
Postage, stationery and supplies		2,230
Trustees' compensation		454
Auditing and legal		90
Custodian		13,077
Other		36
Total fees and expenses before reimbursements/waivers		468,139
Less reimbursements/waivers of fees and expenses:
Investment advisory services		23,699
Administrative services		23
Total fees and expenses after reimbursements/waivers			444,417
Net investment income			1,204,867

Net realized gain and unrealized
appreciation on investments
and non-U.S. currency:
Net realized gain (loss) on:
Investments (including $70,357 net loss from affiliates)		3,746,730
Non-U.S. currency transactions		(17,918)	3,728,812
Net unrealized appreciation (depreciation) on:
Investments		9,816,635
Non-U.S. currency translations		(2,547)	9,814,088
Net realized gain and
unrealized appreciation
on investments and non-U.S. currency			13,542,900
Net increase in net assets resulting
from operations			$14,747,767

(*) Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.

See Notes to Financial Statements

Statements of changes in net assets			(dollars in thousands)

		Six months ended September 30, 2007*	Year ended March 31, 2007
Operations:
Net investment income		$1,204,867	$1,333,839
Net realized gain on investments and
non-U.S. currency transactions		3,728,812	5,428,457
Net unrealized appreciation
on investments and non-U.S. currency translations		9,814,088	7,435,990
Net increase in net assets
resulting from operations		14,747,767	14,198,286

Dividends and distributions paid to
shareholders:
Dividends from net investment income		-	(1,497,738)
Distributions from net realized gain
on investments		-	(5,369,098)
Total dividends and distributions paid
to shareholders		-	(6,866,836)

Net capital share transactions		1,702,415	15,648,633

Total increase in net assets		16,450,182	22,980,083

Net assets:
Beginning of period		104,176,213	81,196,130
End of period (including
undistributed net investment income and distributions in excess of
net investment income: $1,050,024 and $154,843, respectively)		$120,626,395	$104,176,213

*Unaudited.

See Notes to Financial Statements

Notes to financial statements	unaudited

1.	Organization and significant accounting policies

Organization– EuroPacific Growth Fund (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks long-term capital appreciation by investing primarily in the securities of companies based in Europe and the Pacific Basin.

The fund offers 14 share classes consisting of four retail share classes, five 529 college  savings plan share classes and five retirement plan share classes. The 529 college  savings plan share classes (529-A, 529-B, 529-C, 529-E and 529-F) can be utilized to save for college education. The five retirement plan share classes (R-1, R-2, R-3, R-4 and R-5) are sold without any sales charges and do not carry any conversion rights. The fund’s share classes are described below:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Class A and 529-A	Up to 5.75%	None (except 1% for certain redemptions within one year of purchase without an initial sales charge)	None
Class B and 529-B	None	Declines from 5% to 0% for redemptions within six years of purchase	Class B and 529-B convert to Class A and 529-A, respectively, after eight years
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F after 10 years
Class 529-C	None	1% for redemptions within one year of purchase	None
Class 529-E	None	None	None
Class F and 529-F	None	None	None
Class R-1, R-2, R-3, R-4 and R-5	None	None	None

Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

Significant accounting policies– The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the fund:

Security valuation– Equity securities are valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are valued at prices obtained from an independent pricing service when such prices are available. However, where the investment adviser deems it appropriate, such securities will be valued at the mean quoted bid and asked prices (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type. Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days or less remaining to maturity. The ability of the issuers of the debt securities held by the fund to meet their obligations may be affected by economic developments in a specific industry, state or region. Forward currency contracts are valued at the mean of representative quoted bid and asked prices.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under procedures adopted by authority of the fund's board of trustees. Market quotations may be considered unreliable if events occur that materially affect the value of securities (particularly non-U.S. securities) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange. Various factors may be reviewed in order to make a good faith determination of a security’s fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions.

Security transactions and related investment income– Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations – Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

Dividends and distributions to shareholders– Dividends and distributions paid to shareholders are recorded on the ex-dividend date.

Non-U.S. currency translation– Assets and liabilities, including investment securities, denominated in non-U.S. currencies are translated into U.S. dollars at the exchange rates in effect on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. On the accompanying financial statements, the effects of changes in non-U.S. exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in non-U.S. currencies are disclosed separately.

Forward currency contracts– The fund may enter into forward currency contracts, which represent agreements to exchange non-U.S. currencies on specific future dates at predetermined rates. The fund enters into these contracts to manage its exposure to changes in non-U.S. exchange rates arising from investments denominated in non-U.S. currencies. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in non-U.S. exchange rates. Due to these risks, the fund could incur losses up to the entire contract amount, which may exceed the net unrealized value shown on the accompanying financial statements. On a daily basis, the fund values forward currency contracts based on the applicable exchange rates and records unrealized gains or losses. The fund records realized gains or losses at the time the forward contract is closed or offset by another contract with the same broker for the same settlement date and currency.

2.	Non-U.S. investments

Investment risk – The risks of investing in securities of non-U.S. issuers may include, but are not limited to, investment and repatriation restrictions; revaluation of currencies; adverse political, social and economic developments; government involvement in the private sector; limited and less reliable investor information; lack of liquidity; certain local tax law considerations; and limited regulation of the securities markets.

Taxation– Dividend and interest income is recorded net of non-U.S. taxes paid. Gains realized by the fund on the sale of securities in certain countries are subject to non-U.S. taxes. The fund records a liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities. For the six months ended September 30, 2007, non-U.S. taxes paid on realized gains were $4,536,000. As of September 30, 2007, non-U.S. taxes provided on unrealized gains were $59,720,000.

3. Federal income taxation and distributions

The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

The fund adopted the provisions of Financial Accounting Standards Board Interpretation No. 48 (“FIN 48”), Accounting for Uncertainty in Income Taxes, on June 29, 2007. The implementation of FIN 48 resulted in no material liability for unrecognized tax benefits and no material change to the beginning net asset value of the fund.

As of and during the period ended September 30, 2007, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any interest or penalties.

The fund is not subject to examination by U.S. federal tax authorities for tax years before 2003, and by state tax authorities for tax years before 2002 and by non-U.S. tax authorities for tax years before 2000.

Distributions– Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as non-U.S. currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; unrealized appreciation of certain investments in non-U.S. securities; cost of investments sold; non-U.S. taxes on capital gains; and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of March 31, 2007, the fund had tax basis undistributed ordinary income of $290,244,000, non-U.S. currency loss deferrals (realized during the period November 1, 2006, through March 31, 2007) of $25,171,000 and undistributed long-term capital gain of $2,597,216,000.

As of September 30, 2007, the tax basis unrealized appreciation (depreciation) and cost of investment securities were as follows:

(dollars in thousands)
Gross unrealized appreciation on investment securities	$40,851,194
Gross unrealized depreciation on investment securities	(1,264,436)
Net unrealized appreciation on investment securities	39,586,758
Cost of investment securities	81,177,685

No distributions were paid to shareholders during the six months ended September 30, 2007.  For the year ended March 31, 2007, the tax character of distributions paid to shareholders was as follows (dollars in thousands):

	Year ended March 31, 2007
Share class	Ordinary income	Long-term capital gains	Total distributions paid

Class A	$1,530,317	$2,393,516	$3,923,833
Class B	35,100	71,445	106,545
Class C	72,589	149,151	221,740
Class F	222,669	348,654	571,323
Class 529-A	14,641	22,781	37,422
Class 529-B	1,724	3,610	5,334
Class 529-C	4,710	9,668	14,378
Class 529-E	816	1,402	2,218
Class 529-F	1,001	1,480	2,481
Class R-1	2,647	5,054	7,701
Class R-2	21,349	43,247	64,596
Class R-3	156,894	268,161	425,055
Class R-4	208,767	328,144	536,911
Class R-5	387,070	560,229	947,299
Total	$2,660,294	$4,206,542	$6,866,836

4. Fees and transactions with related parties

Capital Research and Management Company ("CRMC"), the fund’s investment adviser, is the parent company of American Funds Service Company SM ("AFS"), the fund’s transfer agent, and American Funds Distributors, SM Inc. ("AFD"), the principal underwriter of the fund’s shares.

Investment advisory services– The Investment Advisory and Service Agreement with CRMC provides for monthly fees accrued daily. These fees are based on a declining series of annual rates beginning with 0.69% on the first $500 million of daily net assets and decreasing to 0.40% on such assets in excess of $89 billion.  During the six months ended September 30, 2007, CRMC reduced total investment advisory services fees by decreasing the annual rate on assets in excess of $115 billion from a rate of 0.40% to a rate of 0.397%.  In addition, CRMC is currently waiving 10% of investment advisory services fees. During the six months ended September 30, 2007, total investment advisory services fees waived by CRMC were $23,699,000. As a result, the fee shown on the accompanying financial statements of $236,901,000, which was equivalent to an annualized rate of 0.421%, was reduced to $213,202,000, or 0.379% of average daily net assets.

Class-specific fees and expenses – Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

Distribution services – The fund has adopted plans of distribution for all share classes, except Class R-5. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.25% to 1.00% as noted below. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

For Class A and 529-A, the board of trustees has also approved the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.25% is not exceeded.  As of September 30, 2007, unreimbursed expenses subject to reimbursement totaled $4,196,000 for Class A. There were no unreimbursed expenses subject to reimbursement for Class 529-A.

Share class	Currently approved limits	Plan limits
Class A	0.25%	0.25%
Class 529-A	0.25	0.50
Class B and 529-B	1.00	1.00
Class C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class 529-E and R-3	0.50	0.75
Class F, 529-F and R-4	0.25	0.50

Transfer agent services– The fund has a transfer agent agreement with AFS for Class A and B. Under this agreement, these share classes compensate AFS for transfer agent services including shareholder recordkeeping, communications and transaction processing. AFS is also compensated for certain transfer agent services provided to all other share classes from the administrative services fees paid to CRMC described below.

Administrative services – The fund has an administrative services agreement with CRMC to provide transfer agent and other related shareholder services for all share classes other than Class A and B. Each relevant share class pays CRMC annual fees up to 0.15% (0.10% for Class R-5) based on its respective average daily net assets. Each relevant share class also pays AFS additional amounts for certain transfer agent services. CRMC and AFS may use these fees to compensate third parties for performing these services. CRMC has agreed to pay AFS on the fund's behalf for a portion of the transfer agent services fees for some of the retirement plan share classes. For the six months ended September 30, 2007, the total administrative services fees paid by CRMC were $23,000 for Class R-2. Administrative services fees are presented gross of any payments made by CRMC. Each 529 share class is subject to an additional annual administrative services fee of 0.10% of its respective average daily net assets; this fee is payable to the Commonwealth of Virginia for the maintenance of the 529 college savings  plan. Although these amounts are included with administrative services fees on the accompanying financial statements, the Commonwealth of Virginia is not considered a related party.

Expenses under the agreements described above for the six months ended September 30, 2007, were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services	Administrative services
			CRMC administrative services	Transfer agent services	Commonwealth of Virginia administrative services
Class A	$75,600	$23,701	Not applicable	Not applicable	Not applicable
Class B	9,136	570	Not applicable	Not applicable	Not applicable
Class C	19,838	Included in administrative services	$2,090	$231	Not applicable
Class F	11,864		4,829	429	Not applicable
Class 529-A	624		276	28	$ 339
Class 529-B	496		41	12	50
Class 529-C	1,394		114	27	139
Class 529-E	100		16	2	20
Class 529-F	-		18	2	22
Class R-1	775		106	24	Not applicable
Class R-2	4,529		891	1,635	Not applicable
Class R-3	18,171		5,041	1,204	Not applicable
Class R-4	12,436		7,365	114	Not applicable
Class R-5	Not applicable		8,209	54	Not applicable
Total	$154,963	$24,271	$28,996	$3,762	$570

Trustees’ deferred compensation– Since the adoption of the deferred compensation plan in 1993, trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $454,000, shown on the accompanying financial statements, includes $178,000 in current fees (either paid in cash or deferred) and a net increase of $276,000 in the value of the deferred amounts.

Affiliated officers and trustees – Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or trustees received any compensation directly from the fund.

5. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales*		Reinvestments of dividends and distributions		Repurchases*		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended September 30, 2007
Class A	$4,256,666	83,033	-	-	$(6,076,838)	(118,788)	$(1,820,172)	(35,755)
Class B	114,473	2,271	-	-	(110,890)	(2,203)	3,583	68
Class C	418,247	8,367	-	-	(260,234)	(5,222)	158,013	3,145
Class F	1,404,357	27,498	-	-	(883,485)	(17,256)	520,872	10,242
Class 529-A	85,868	1,688	-	-	(18,722)	(368)	67,146	1,320
Class 529-B	8,221	165	-	-	(2,254)	(45)	5,967	120
Class 529-C	35,482	711	-	-	(9,976)	(199)	25,506	512
Class 529-E	4,458	88	-	-	(1,359)	(27)	3,099	61
Class 529-F	6,239	123	-	-	(2,184)	(43)	4,055	80
Class R-1	42,410	850	-	-	(18,645)	(378)	23,765	472
Class R-2	259,253	5,191	-	-	(180,098)	(3,614)	79,155	1,577
Class R-3	1,388,639	27,539	-	-	(1,581,938)	(31,519)	(193,299)	(3,980)
Class R-4	2,593,567	51,374	-	-	(1,457,109)	(28,677)	1,136,458	22,697
Class R-5	3,768,505	73,247	-	-	(2,080,238)	(40,617)	1,688,267	32,630
Total net increase
(decrease)	$14,386,385	282,145	-	-	$(12,683,970)	(248,956)	$1,702,415	33,189

Year ended Mar 31, 2007
Class A	$9,114,821	198,156	$3,721,933	81,000	$(9,935,802)	(217,043)	$2,900,952	62,113
Class B	273,549	6,039	102,014	2,245	(183,075)	(4,050)	192,488	4,234
Class C	915,499	20,346	212,631	4,722	(429,234)	(9,598)	698,896	15,470
Class F	2,897,757	63,298	503,269	10,993	(2,060,809)	(45,060)	1,340,217	29,231
Class 529-A	163,476	3,560	37,415	818	(25,465)	(557)	175,426	3,821
Class 529-B	17,299	384	5,334	118	(3,154)	(70)	19,479	432
Class 529-C	68,192	1,510	14,376	319	(14,146)	(315)	68,422	1,514
Class 529-E	9,422	206	2,216	49	(1,951)	(43)	9,687	212
Class 529-F	13,464	294	2,479	54	(2,351)	(51)	13,592	297
Class R-1	76,879	1,715	7,674	171	(21,761)	(489)	62,792	1,397
Class R-2	454,985	10,104	64,573	1,434	(232,177)	(5,163)	287,381	6,375
Class R-3	3,192,385	70,228	424,979	9,381	(1,466,601)	(32,415)	2,150,763	47,194
Class R-4	3,814,157	83,581	536,635	11,825	(1,611,565)	(35,585)	2,739,227	59,821
Class R-5	6,007,339	130,238	935,188	20,352	(1,953,216)	(42,725)	4,989,311	107,865
Total net increase
(decrease)	$27,019,224	589,659	$6,570,716	143,481	$(17,941,307)	(393,164)	$15,648,633	339,976

* Includes exchanges between share classes of the fund.

6. Forward currency contracts

As of September 30, 2007, the fund had an open forward currency contract to sell non-U.S. currencies as follows (amounts in thousands):

	Contract amount		U.S. valuation at September 30, 2007

Non-U.S.currency contract	Non-U.S.	U.S.	Amount	Unrealized depreciation

Sales:

South African Rand
expiring 11/16/2007	ZAR 804,982	$112,590	$116,239	$(3,649)

7. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities, of $18,792,488,000 and $17,753,215,000, respectively, during the six months ended September 30, 2007.

Financial highlights (1)

		Income (loss) from investment operations(2)			Dividends and distributions

	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return (3) (4)	Net assets, end of period (in millions)	Ratio of expenses to average net assets before reim- bursements/ waivers		Ratio of expenses to average net assets after reim- bursements/ waivers	(4)	Ratio of net incometo average net assets	(4)
Class A:
Six months ended 9/30/2007 (5)	$47.92	$.57	$6.18	$6.75	$-	$-	$-	$54.67	14.11%	$63,544	.78%	(6)	.74%	(6)	2.21%	(6)
Year ended 3/31/2007	44.20	.71	6.49	7.20	(.77)	(2.71)	(3.48)	47.92	16.63	57,407	.79		.75		1.54
Year ended 3/31/2006	35.63	.62	9.99	10.61	(.72)	(1.32)	(2.04)	44.20	30.25	50,209	.81		.76		1.58
Year ended 3/31/2005	32.26	.43	3.45	3.88	(.51)	-	(.51)	35.63	12.08	37,515	.83		.82		1.31
Year ended 3/31/2004	20.78	.29	11.50	11.79	(.31)	-	(.31)	32.26	57.11	32,759	.87		.87		1.08
Year ended 3/31/2003	27.23	.25	(6.46)	(6.21)	(.24)	-	(.24)	20.78	(23.16)	20,143	.90		.90		1.06
Class B:
Six months ended 9/30/2007 (5)	47.31	.37	6.10	6.47	-	-	-	53.78	13.67	1,946	1.52	(6)	1.48	(6)	1.46	(6)
Year ended 3/31/2007	43.71	.35	6.42	6.77	(.46)	(2.71)	(3.17)	47.31	15.78	1,709	1.54		1.50		.78
Year ended 3/31/2006	35.29	.32	9.88	10.20	(.46)	(1.32)	(1.78)	43.71	29.32	1,394	1.55		1.51		.82
Year ended 3/31/2005	32.00	.18	3.41	3.59	(.30)	-	(.30)	35.29	11.24	954	1.58		1.56		.55
Year ended 3/31/2004	20.65	.08	11.41	11.49	(.14)	-	(.14)	32.00	55.95	737	1.62		1.62		.31
Year ended 3/31/2003	27.09	.07	(6.43)	(6.36)	(.08)	-	(.08)	20.65	(23.79)	387	1.68		1.68		.28
Class C:
Six months ended 9/30/2007 (5)	46.85	.35	6.05	6.40	-	-	-	53.25	13.66	4,304	1.57	(6)	1.53	(6)	1.40	(6)
Year ended 3/31/2007	43.35	.31	6.35	6.66	(.45)	(2.71)	(3.16)	46.85	15.65	3,640	1.62		1.58		.69
Year ended 3/31/2006	35.04	.27	9.82	10.09	(.46)	(1.32)	(1.78)	43.35	29.21	2,697	1.64		1.60		.71
Year ended 3/31/2005	31.81	.14	3.40	3.54	(.31)	-	(.31)	35.04	11.16	1,546	1.67		1.65		.44
Year ended 3/31/2004	20.58	.06	11.37	11.43	(.20)	-	(.20)	31.81	55.76	939	1.70		1.70		.19
Year ended 3/31/2003	27.07	.05	(6.42)	(6.37)	(.12)	-	(.12)	20.58	(23.80)	275	1.74		1.74		.19
Class F:
Six months ended 9/30/2007 (5)	47.73	.55	6.17	6.72	-	-	-	54.45	14.08	10,414	.81	(6)	.77	(6)	2.15	(6)
Year ended 3/31/2007	44.05	.69	6.47	7.16	(.77)	(2.71)	(3.48)	47.73	16.59	8,639	.82		.78		1.50
Year ended 3/31/2006	35.52	.59	9.97	10.56	(.71)	(1.32)	(2.03)	44.05	30.22	6,686	.84		.80		1.50
Year ended 3/31/2005	32.18	.40	3.45	3.85	(.51)	-	(.51)	35.52	12.01	3,901	.90		.89		1.20
Year ended 3/31/2004	20.75	.27	11.48	11.75	(.32)	-	(.32)	32.18	57.02	2,449	.92		.92		.97
Year ended 3/31/2003	27.23	.24	(6.46)	(6.22)	(.26)	-	(.26)	20.75	(23.21)	861	.94		.94		1.00
Class 529-A:
Six months ended 9/30/2007 (5)	47.66	.54	6.16	6.70	-	-	-	54.36	14.06	757	.83	(6)	.79	(6)	2.12	(6)
Year ended 3/31/2007	44.00	.67	6.48	7.15	(.78)	(2.71)	(3.49)	47.66	16.59	601	.83		.79		1.45
Year ended 3/31/2006	35.49	.58	9.97	10.55	(.72)	(1.32)	(2.04)	44.00	30.21	387	.85		.80		1.47
Year ended 3/31/2005	32.15	.39	3.46	3.85	(.51)	-	(.51)	35.49	12.04	197	.91		.89		1.18
Year ended 3/31/2004	20.74	.27	11.47	11.74	(.33)	-	(.33)	32.15	57.00	104	.91		.91		.98
Year ended 3/31/2003	27.23	.23	(6.45)	(6.22)	(.27)	-	(.27)	20.74	(23.22)	33	.94		.94		.98
Class 529-B:
Six months ended 9/30/2007 (5)	46.93	.32	6.06	6.38	-	-	-	53.31	13.59	108	1.66	(6)	1.62	(6)	1.30	(6)
Year ended 3/31/2007	43.42	.28	6.37	6.65	(.43)	(2.71)	(3.14)	46.93	15.60	90	1.67		1.63		.63
Year ended 3/31/2006	35.09	.25	9.82	10.07	(.42)	(1.32)	(1.74)	43.42	29.10	64	1.71		1.67		.64
Year ended 3/31/2005	31.86	.10	3.40	3.50	(.27)	-	(.27)	35.09	11.01	39	1.80		1.79		.30
Year ended 3/31/2004	20.61	.02	11.38	11.40	(.15)	-	(.15)	31.86	55.61	24	1.83		1.83		.06
Year ended 3/31/2003	27.21	.02	(6.43)	(6.41)	(.19)	-	(.19)	20.61	(23.91)	8	1.86		1.86		.07
Class 529-C:
Six months ended 9/30/2007 (5)	46.87	.32	6.05	6.37	-	-	-	53.24	13.59	309	1.66	(6)	1.61	(6)	1.29	(6)
Year ended 3/31/2007	43.38	.28	6.37	6.65	(.45)	(2.71)	(3.16)	46.87	15.62	248	1.67		1.63		.62
Year ended 3/31/2006	35.08	.24	9.83	10.07	(.45)	(1.32)	(1.77)	43.38	29.11	164	1.70		1.66		.63
Year ended 3/31/2005	31.86	.10	3.40	3.50	(.28)	-	(.28)	35.08	11.02	88	1.79		1.78		.31
Year ended 3/31/2004	20.61	.02	11.39	11.41	(.16)	-	(.16)	31.86	55.66	50	1.82		1.82		.07
Year ended 3/31/2003	27.20	.02	(6.42)	(6.40)	(.19)	-	(.19)	20.61	(23.88)	15	1.84		1.84		.08
Class 529-E:
Six months ended 9/30/2007 (5)	47.34	.46	6.12	6.58	-	-	-	53.92	13.90	44	1.15	(6)	1.10	(6)	1.81	(6)
Year ended 3/31/2007	43.75	.52	6.43	6.95	(.65)	(2.71)	(3.36)	47.34	16.21	36	1.15		1.11		1.14
Year ended 3/31/2006	35.33	.45	9.91	10.36	(.62)	(1.32)	(1.94)	43.75	29.77	24	1.18		1.13		1.13
Year ended 3/31/2005	32.04	.28	3.43	3.71	(.42)	-	(.42)	35.33	11.63	12	1.26		1.24		.84
Year ended 3/31/2004	20.69	.17	11.44	11.61	(.26)	-	(.26)	32.04	56.45	7	1.28		1.28		.61
Year ended 3/31/2003	27.23	.15	(6.44)	(6.29)	(.25)	-	(.25)	20.69	(23.48)	2	1.30		1.30		.66
Class 529-F:
Six months ended 9/30/2007 (5)	$47.65	$.58	$6.18	$6.76	$-	$-	$-	$54.41	14.18%	$49	.65%	(6)	.60%	(6)	2.29%	(6)
Year ended 3/31/2007	43.98	.74	6.49	7.23	(.85)	(2.71)	(3.56)	47.65	16.79	39	.65		.61		1.61
Year ended 3/31/2006	35.45	.64	9.96	10.60	(.75)	(1.32)	(2.07)	43.98	30.39	23	.70		.66		1.63
Year ended 3/31/2005	32.13	.36	3.44	3.80	(.48)	-	(.48)	35.45	11.89	12	1.01		.99		1.09
Year ended 3/31/2004	20.74	.24	11.48	11.72	(.33)	-	(.33)	32.13	56.79	6	1.02		1.02		.82
Period from 9/16/2002 to 3/31/2003	22.67	.16	(1.83)	(1.67)	(.26)	-	(.26)	20.74	(7.57)	1	1.05	(6)	1.05	(6)	1.31	(6)
Class R-1:
Six months ended 9/30/2007 (5)	46.71	.33	6.03	6.36	-	-	-	53.07	13.62	180	1.62	(6)	1.58	(6)	1.32	(6)
Year ended 3/31/2007	43.29	.28	6.38	6.66	(.53)	(2.71)	(3.24)	46.71	15.68	136	1.62		1.58		.61
Year ended 3/31/2006	35.04	.26	9.82	10.08	(.51)	(1.32)	(1.83)	43.29	29.16	66	1.65		1.61		.66
Year ended 3/31/2005	31.89	.11	3.43	3.54	(.39)	-	(.39)	35.04	11.18	29	1.72		1.68		.34
Year ended 3/31/2004	20.67	.04	11.41	11.45	(.23)	-	(.23)	31.89	55.72	8	1.82		1.71		.15
Period from 6/17/2002 to 3/31/2003	26.26	.06	(5.41)	(5.35)	(.24)	-	(.24)	20.67	(20.56)	1	2.84	(6)	1.73	(6)	.32	(6)
Class R-2:
Six months ended 9/30/2007 (5)	46.84	.34	6.05	6.39	-	-	-	53.23	13.62	1,326	1.62	(6)	1.57	(6)	1.35	(6)
Year ended 3/31/2007	43.36	.30	6.35	6.65	(.46)	(2.71)	(3.17)	46.84	15.66	1,093	1.67		1.59		.66
Year ended 3/31/2006	35.07	.26	9.83	10.09	(.48)	(1.32)	(1.80)	43.36	29.20	735	1.76		1.60		.68
Year ended 3/31/2005	31.86	.14	3.41	3.55	(.34)	-	(.34)	35.07	11.17	375	1.90		1.64		.42
Year ended 3/31/2004	20.64	.05	11.40	11.45	(.23)	-	(.23)	31.86	55.78	174	2.08		1.67		.17
Period from 5/31/2002 to 3/31/2003	27.34	.10	(6.55)	(6.45)	(.25)	-	(.25)	20.64	(23.80)	29	2.33	(6)	1.70	(6)	.53	(6)
Class R-3:
Six months ended 9/30/2007 (5)	47.20	.48	6.08	6.56	-	-	-	53.76	13.90	7,666	1.12	(6)	1.08	(6)	1.91	(6)
Year ended 3/31/2007	43.64	.52	6.41	6.93	(.66)	(2.71)	(3.37)	47.20	16.20	6,918	1.15		1.10		1.14
Year ended 3/31/2006	35.23	.46	9.89	10.35	(.62)	(1.32)	(1.94)	43.64	29.85	4,336	1.15		1.11		1.18
Year ended 3/31/2005	31.96	.30	3.42	3.72	(.45)	-	(.45)	35.23	11.68	2,321	1.18		1.16		.89
Year ended 3/31/2004	20.68	.15	11.45	11.60	(.32)	-	(.32)	31.96	56.46	1,052	1.29		1.29		.51
Period from 5/21/2002 to 3/31/2003	27.64	.17	(6.86)	(6.69)	(.27)	-	(.27)	20.68	(24.40)	63	1.35	(6)	1.31	(6)	.87	(6)
Class R-4:
Six months ended 9/30/2007 (5)	47.31	.52	6.14	6.66	-	-	-	53.97	14.05	11,065	.85	(6)	.81	(6)	2.06	(6)
Year ended 3/31/2007	43.69	.64	6.45	7.09	(.76)	(2.71)	(3.47)	47.31	16.61	8,627	.87		.82		1.41
Year ended 3/31/2006	35.25	.57	9.91	10.48	(.72)	(1.32)	(2.04)	43.69	30.20	5,352	.87		.83		1.45
Year ended 3/31/2005	31.95	.39	3.44	3.83	(.53)	-	(.53)	35.25	12.04	2,668	.90		.88		1.17
Year ended 3/31/2004	20.63	.27	11.41	11.68	(.36)	-	(.36)	31.95	57.00	1,106	.92		.92		.92
Period from 6/7/2002 to 3/31/2003	26.69	.22	(6.00)	(5.78)	(.28)	-	(.28)	20.63	(21.87)	76	.96	(6)	.96	(6)	1.27	(6)
Class R-5:
Six months ended 9/30/2007 (5)	47.94	.61	6.22	6.83	-	-	-	54.77	14.22	18,914	.55	(6)	.51	(6)	2.39	(6)
Year ended 3/31/2007	44.22	.78	6.53	7.31	(.88)	(2.71)	(3.59)	47.94	16.91	14,993	.57		.52		1.70
Year ended 3/31/2006	35.64	.69	10.02	10.71	(.81)	(1.32)	(2.13)	44.22	30.56	9,059	.58		.53		1.74
Year ended 3/31/2005	32.26	.50	3.47	3.97	(.59)	-	(.59)	35.64	12.38	4,507	.59		.58		1.51
Year ended 3/31/2004	20.78	.35	11.51	11.86	(.38)	-	(.38)	32.26	57.49	2,473	.61		.61		1.27
Period from 5/15/2002 to 3/31/2003	27.55	.26	(6.74)	(6.48)	(.29)	-	(.29)	20.78	(23.71)	782	.63	(6)	.63	(6)	1.31	(6)

	Six months ended
	September 30,	Year ended March 31
	2007(5)	2007	2006	2005	2004	2003

Portfolio turnover rate for all classes of shares	17%	27%	35%	30%	25%	29%

(1) Based on operations for the periods shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
(2) Based on average shares outstanding.
(3) Total returns exclude all sales charges, including contingent deferred sales charges.
(4) This column reflects the impact, if any, of certain reimbursements/waivers from CRMC. During some of the periods shown, CRMC reduced fees for investment advisory services. In addition, during some of the periods shown, CRMC paid a portion of the fund's transfer agent fees for certain retirement plan share classes.

(5) Unaudited.
(6) Annualized.

See Notes to Financial Statements

Expense example	unaudited

As a shareholder of the fund, you incur two types of costs: (1) transaction costs such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2007, through September 30, 2007).

Actual expenses:

The first line of each share class in the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the next page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

There are some account fees that are charged to certain types of accounts, such as Individual Retirement Accounts and  529 college savings plan accounts (generally, a $10 fee is charged to set up the account and an additional $10 fee is charged to the account annually) that would increase the amount of expenses paid on your account. In addition, retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F and 529-F shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would also be lower by the amount of these fees.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 4/1/2007	Ending account value 9/30/2007	Expenses paid during period*	Annualized expense ratio

Class A -- actual return	$1,000.00	$1,141.06	$3.96	.74%
Class A -- assumed 5% return	1,000.00	1,021.30	3.74	.74
Class B -- actual return	1,000.00	1,136.75	7.91	1.48
Class B -- assumed 5% return	1,000.00	1,017.60	7.47	1.48
Class C -- actual return	1,000.00	1,136.62	8.17	1.53
Class C -- assumed 5% return	1,000.00	1,017.35	7.72	1.53
Class F -- actual return	1,000.00	1,140.78	4.12	.77
Class F -- assumed 5% return	1,000.00	1,021.15	3.89	.77
Class 529-A -- actual return	1,000.00	1,140.58	4.23	.79
Class 529-A -- assumed 5% return	1,000.00	1,021.05	3.99	.79
Class 529-B -- actual return	1,000.00	1,135.93	8.65	1.62
Class 529-B -- assumed 5% return	1,000.00	1,016.90	8.17	1.62
Class 529-C -- actual return	1,000.00	1,135.93	8.60	1.61
Class 529-C -- assumed 5% return	1,000.00	1,016.95	8.12	1.61
Class 529-E -- actual return	1,000.00	1,139.01	5.88	1.10
Class 529-E -- assumed 5% return	1,000.00	1,019.50	5.55	1.10
Class 529-F -- actual return	1,000.00	1,141.85	3.21	.60
Class 529-F -- assumed 5% return	1,000.00	1,022.00	3.03	.60
Class R-1 -- actual return	1,000.00	1,136.18	8.44	1.58
Class R-1 -- assumed 5% return	1,000.00	1,017.10	7.97	1.58
Class R-2 -- actual return	1,000.00	1,136.19	8.38	1.57
Class R-2 -- assumed 5% return	1,000.00	1,017.15	7.92	1.57
Class R-3 -- actual return	1,000.00	1,138.96	5.78	1.08
Class R-3 -- assumed 5% return	1,000.00	1,019.60	5.45	1.08
Class R-4 -- actual return	1,000.00	1,140.55	4.33	.81
Class R-4 -- assumed 5% return	1,000.00	1,020.95	4.09	.81
Class R-5 -- actual return	1,000.00	1,142.23	2.73	.51
Class R-5 -- assumed 5% return	1,000.00	1,022.45	2.58	.51

*The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period (183), and divided by 366 (to reflect the one-half year period).

Other share class results	unaudited

Class B, Class C, Class F and Class 529

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com.

Average annual total returns for periods ended September 30, 2007:

	1 year	5 years	Life of class
Class B shares— first sold 3/15/00
Reflecting applicable contingent deferred
sales charge (CDSC), maximum of 5%,
payable only if shares are sold within six
years of purchase	21.69%	23.26%	6.50%
Not reflecting CDSC	26.69%	23.44%	6.50%

Class C shares— first sold 3/15/01
Reflecting CDSC, maximum of 1%, payable
only if shares are sold within one year
of purchase	25.60%	23.34%	12.31%
Not reflecting CDSC	26.60%	23.34%	12.31%

Class F shares*— first sold 3/15/01
Not reflecting annual asset-based fee charged
by sponsoring firm	27.56%	24.31%	13.21%

Class 529-A shares† — first sold 2/15/02
Reflecting 5.75% maximum sales charge	20.22%	22.85%	16.07%
Not reflecting maximum sales charge	27.56%	24.31%	17.30%

Class 529-B shares†— first sold 2/19/02
Reflecting applicable CDSC, maximum of 5%,
payable only if shares are sold within six
years of purchase	21.52%	23.04%	16.62%
Not reflecting CDSC	26.52%	23.21%	16.71%

Class 529-C shares†— first sold 2/15/02
Reflecting CDSC, maximum of 1%, payable
only if shares are sold within one year
of purchase	25.49%	23.23%	16.30%
Not reflecting CDSC	26.49%	23.23%	16.30%

Class 529-E shares*†— first sold 3/7/02	27.16%	23.88%	16.02%

Class 529-F shares*†— first sold 9/16/02
Not reflecting annual asset-based fee charged
by sponsoring firm	27.80%	24.33%	22.84%

*These shares are sold without any initial or contingent deferred sales charge.
†Results shown do not reflect the $10 initial account setup fee and an annual $10 account maintenance fee.

The fund’s investment adviser waived 5% of its management fees from September 1, 2004, through March 31, 2005, and increased the waiver to 10% on April 1, 2005. Fund results shown reflect the waiver, without which they would have been lower. Please see the Financial Highlights table on pages 22 to 25 for details.

For information regarding the differences among the various share classes, please refer to the fund’s prospectus.

Offices of the fund and of the investment adviser
Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

6455 Irvine Center Drive
Irvine, CA 92618

Transfer agent for shareholder accounts
American Funds Service Company
(Please write to the address nearest you.)

P.O. Box 25065
Santa Ana, CA 92799-5065

P.O. Box 659522
San Antonio, TX 78265-9522

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets
JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

Counsel
Kirkpatrick & Lockhart Preston Gates Ellis LLP
55 Second Street, Suite 1700
San Francisco, CA 94105

Independent registered public accounting firm
Deloitte & Touche LLP
695 Town Center Drive
Suite 1200
Costa Mesa, CA 92626-7188

Principal underwriter
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in the fund’s prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-0180 or visit the American Funds website at americanfunds.com.

“American Funds Proxy Voting Guidelines” — which describes how we vote proxies relating to portfolio securities — is available free of charge on the U.S. Securities and Exchange Commission (SEC) website at sec.gov, on the American Funds website or upon request by calling AFS. The fund files its proxy voting record with the SEC for the 12 months ended June 30 by August 31. The report also is available on the SEC and American Funds websites.

A complete September 30, 2007, portfolio of EuroPacific Growth Fund’s investments is available free of charge by calling AFS or visiting the SEC website (where it is part of Form N-CSR).

EuroPacific Growth Fund files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. (800/SEC-0330). Additionally, the list of portfolio holdings also is available by calling AFS.

This report is for the information of shareholders of EuroPacific Growth Fund, but it also may be used as sales literature when preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after December 31, 2007, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

[logo - American Funds®]

The right choice for the long term®

What makes American Funds different?

For 75 years, we have followed a consistent philosophy to benefit our investors. Our 30 carefully conceived, broadly diversified funds, in addition to the target date retirement series, offer opportunities that have attracted over 40 million shareholder accounts.

Our unique combination of strengths includes these five factors:

•A long-term, value-oriented approach
We seek to buy securities at reasonable prices relative to their prospects and hold them for the long term.

•An extensive global research effort
Our investment professionals travel the world to find the best investment opportunities and gain a comprehensive understanding of companies and markets.

•The multiple portfolio counselor system

Our unique method of portfolio management, developed nearly 50 years ago, blends teamwork with individual accountability and has provided American Funds with a sustainable method of achieving fund objectives.

•Experienced investment professionals
American Funds portfolio counselors have an average of 24 years of investment experience, providing a wealth of knowledge and experience that few organizations have.

•A commitment to low operating expenses
The American Funds provide exceptional value for shareholders, with operating expenses that are among the lowest in the mutual fund industry.

American Funds span a range of investment objectives

•Growth funds
AMCAP Fund®
>	EuroPacific Growth Fund®
The Growth Fund of America®
The New Economy Fund®
New Perspective Fund®
New World FundSM
SMALLCAP World Fund®

•Growth-and-income funds
American Mutual Fund®
Capital World Growth and Income FundSM
Fundamental InvestorsSM
The Investment Company of America®
Washington Mutual Investors FundSM

•Equity-income funds
Capital Income Builder®
The Income Fund of America®

•Balanced fund
American Balanced Fund®

•Bond funds
American High-Income TrustSM
The Bond Fund of AmericaSM
Capital World Bond Fund®
Intermediate Bond Fund of America®
Short-Term Bond Fund of AmericaSM
U.S. Government Securities FundSM

•Tax-exempt bond funds
American High-Income Municipal Bond Fund®
Limited Term Tax-Exempt Bond Fund of AmericaSM
The Tax-Exempt Bond Fund of America®
State-specific tax-exempt funds
The Tax-Exempt Fund of California®
The Tax-Exempt Fund of Maryland®
The Tax-Exempt Fund of Virginia®

•Money market funds
The Cash Management Trust of America®
The Tax-Exempt Money Fund of AmericaSM
The U.S. Treasury Money Fund of AmericaSM

•American Funds Target Date Retirement Series®

The Capital Group Companies

American Funds       Capital Research and Management          Capital International         Capital Guardian       Capital Bank and Trust

Lit. No. MFGESR-916-1107P

Litho in USA BG/AL/8082-S10060

Printed on recycled paper

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

[logo – American Funds®]

EuroPacific Growth Fund®
Investment portfolio

September 30, 2007
		unaudited

		Market value
Common stocks — 92.82%	Shares	(000)

FINANCIALS — 20.37%
Banco Santander, SA	105,389,105	$2,048,526
Kookmin Bank[1]	18,047,910	1,503,335
Kookmin Bank[1,2]	330,000	27,488
AXA SA	33,038,514	1,478,507
ING Groep NV, depository receipts	18,498,930	821,251
ICICI Bank Ltd.	16,793,789	449,980
ICICI Bank Ltd. (ADR)	6,961,650	367,018
Banco Itaú Holding Financeira SA, preferred nominative	14,255,300	717,828
UniCredito Italiano SpA	82,140,000	702,839
Erste Bank der oesterreichischen Sparkassen AG	8,983,386	684,759
ORIX Corp.	2,634,000	601,297
Shinhan Financial Group Co., Ltd.	9,075,000	593,228
Mitsui Trust Holdings, Inc.[1]	70,190,000	547,967
ABN AMRO Holding NV	9,584,603	505,055
UBS AG	8,856,796	476,319
Banco Bradesco SA, preferred nominative	15,849,234	464,218
QBE Insurance Group Ltd.	14,977,438	448,881
Sberbank (Savings Bank of the Russian Federation) (GDR)	960,382	443,696
Cathay Financial Holding Co., Ltd.	183,041,831	433,062
Housing Development Finance Corp. Ltd.	6,571,846	418,990
Sampo Oyj, Class A	13,496,622	412,090
BNP Paribas SA	3,634,008	397,702
State Bank of India	6,879,139	337,598
State Bank of India (GDR)	313,800	35,146
National Bank of Greece SA	5,600,000	356,981
Korea Exchange Bank	21,557,000	349,936
Unibanco-União de Bancos Brasileiros SA, units (GDR)	2,575,000	338,741
Samsung Fire & Marine Insurance Co., Ltd.	1,555,530	334,980
Mizuho Financial Group, Inc.	58,674	334,856
Sun Hung Kai Properties Ltd.	19,750,000	332,967
Mitsui Sumitomo Insurance Co., Ltd.	27,031,000	317,721
HSBC Holdings PLC (Hong Kong)	10,501,330	192,179
HSBC Holdings PLC (United Kingdom)	6,344,188	117,297
Macquarie Bank Ltd.	4,121,987	308,479
Westfield Group	15,403,466	296,384
FirstRand Ltd.	88,900,000	286,607
Royal Bank of Scotland Group PLC	26,119,729	280,305
Sompo Japan Insurance Inc.	23,699,000	272,155
DEPFA BANK PLC	12,890,000	266,913
Crédit Agricole SA	6,903,800	266,321
Hypo Real Estate Holding AG	4,343,540	247,030
Credit Suisse Group	3,705,000	246,045
Türkiye Is Bankasi AS, Class C	36,050,000	218,503
OTP Bank PLC	3,995,000	217,345
Société Générale	1,275,000	213,975
Commerzbank U.S. Finance, Inc.	4,583,000	185,552
Swire Pacific Ltd., Class A	14,065,500	170,608
Akbank TAS	22,312,500	170,438
Bank of Nova Scotia	3,200,000	168,413
Ayala Land, Inc.	456,199,900	164,192
OJSC VTB Bank (GDR)[3]	18,184,950	162,755
Lloyds TSB Group PLC	14,500,000	160,794
Urban Corp.	9,635,900	156,414
Sumitomo Mitsui Financial Group, Inc.	19,955	155,613
AMP Ltd.	16,172,452	151,145
Banco Bilbao Vizcaya Argentaria, SA	6,206,200	145,505
HDFC Bank Ltd.	3,936,258	142,519
BOC Hong Kong (Holdings) Ltd.	56,038,000	142,073
Hana Financial Holdings	3,000,000	141,506
GuangZhou R&F Properties Co., Ltd., Class H	28,541,200	134,803
Industrial and Commercial Bank of China Ltd., Class H	183,800,000	128,915
Fairfax Financial Holdings Ltd.	500,000	122,139
DnB NOR ASA	7,300,000	111,960
Topdanmark A/S3	673,550	110,832
PartnerRe Holdings Ltd.	1,395,000	110,191
Admiral Group PLC	5,550,000	102,103
Millea Holdings, Inc.	2,534,000	102,005
Allied Irish Banks, PLC	4,136,000	100,272
Allianz SE	401,000	93,700
NIPPONKOA Insurance Co., Ltd.	10,217,000	88,932
ICAP PLC	7,570,000	81,547
Mitsubishi Estate Co., Ltd.	2,775,000	79,548
TrygVesta A/S	904,000	72,474
Brookfield Asset Management Inc., Class A	1,823,625	70,076
SBI E*TRADE SECURITIES Co., Ltd.	59,802	56,796
Mitsubishi UFJ Financial Group, Inc.[4]	3,869	35,131
DBS Group Holdings Ltd	1,500,000	21,817
PT Bank Mandiri (Persero) Tbk	45,175,000	17,423
		24,570,691

INFORMATION TECHNOLOGY — 9.96%
Nokia Corp.	36,299,100	1,380,085
Nokia Corp. (ADR)	11,222,900	425,685
Hon Hai Precision Industry Co., Ltd.	218,943,481	1,650,631
Samsung Electronics Co., Ltd.	2,494,953	1,568,209
Samsung Electronics Co., Ltd., nonvoting preferred	48,800	22,725
SAP AG	14,540,000	851,192
Taiwan Semiconductor Manufacturing Co. Ltd.	313,683,371	611,409
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	11,477,161	116,149
Hoya Corp.	21,085,500	720,181
Hynix Semiconductor Inc.[3]	19,934,940	682,077
AU Optronics Corp.	229,115,846	395,318
AU Optronics Corp. (ADR)	2,000,000	33,840
Rohm Co., Ltd.	4,623,700	408,910
Murata Manufacturing Co., Ltd.	5,254,600	379,089
Nintendo Co., Ltd.	640,000	333,467
Hirose Electric Co., Ltd.[1]	2,547,000	310,025
Acer Inc.[1]	156,287,101	275,407
STMicroelectronics NV	11,450,000	192,517
Quanta Computer Inc.	120,425,083	189,329
Toshiba Corp.	19,069,000	178,279
Compal Electronics, Inc.	149,668,662	169,254
Canon, Inc.	2,987,000	163,183
Tokyo Electron Ltd.	2,250,000	142,720
NEC Corp.	27,160,000	132,049
LG.Philips LCD Co., Ltd.[3]	2,365,000	113,235
Nippon Electric Glass Co., Ltd.	6,750,000	108,805
ASML Holding NV3	2,500,000	82,892
ASML Holding NV (New York registered)[3]	213,000	6,999
Powerchip Semiconductor Corp.	155,732,835	77,317
Delta Electronics, Inc.	19,877,550	77,061
Chi Mei Optoelectronics Corp.	60,605,992	70,394
Konica Minolta Holdings, Inc.	3,800,500	64,473
Mediatek Incorporation	1,991,697	35,891
Chartered Semiconductor Manufacturing Ltd[3]	46,349,000	34,018
livedoor holdings Co., Ltd.[3,4]	73,901	5,151
ASUSTeK Computer Inc.	1,622,056	4,936
		12,012,902

CONSUMER DISCRETIONARY — 9.94%
Industria de Diseno Textil, SA	16,393,468	1,104,879
Continental AG	7,038,000	973,378
Renault SA	5,720,000	828,944
Compagnie Générale des Etablissements Michelin, Class B	5,078,000	682,751
Honda Motor Co., Ltd.	20,066,250	674,878
Toyota Motor Corp.	10,515,000	621,170
Hyundai Motor Co.	7,663,879	619,109
Vivendi SA	13,832,256	583,895
DaimlerChrysler AG	4,734,000	476,902
DaimlerChrysler AG (New York registered)	250,000	25,050
Hyundai Mobis Co., Ltd.[1]	4,393,350	466,325
British Sky Broadcasting Group PLC	31,790,938	451,638
Esprit Holdings Ltd.	27,780,700	441,542
Mediaset SpA	30,702,198	316,999
Porsche AG, nonvoting preferred	136,000	288,933
Nikon Corp.	8,220,000	282,905
Carphone Warehouse Group PLC	37,909,747	270,057
Carnival PLC	5,500,000	262,401
Yamada Denki Co., Ltd.	2,375,070	235,293
Cie. Financière Richemont AG, Class A, units	3,225,000	213,753
Naspers Ltd., Class N	6,625,700	184,630
adidas AG	2,548,000	167,150
ProSiebenSAT.1 Media AG, nonvoting preferred	4,695,000	147,570
SEGA SAMMY HOLDINGS INC.	9,543,000	127,218
JCDecaux SA	3,528,700	123,945
Lotte Shopping Co.	282,000	120,223
News Corp., Class A	5,352,946	117,711
Suzuki Motor Corp.	3,946,333	116,908
Kingfisher PLC	31,334,650	114,524
H & M Hennes & Mauritz AB, Class B	1,675,000	106,311
Techtronic Industries Co. Ltd.[1]	86,710,000	98,870
Publishing & Broadcasting Ltd.	5,550,000	96,947
Grupo Televisa, SAB, ordinary participation certificates (ADR)	4,000,000	96,680
Sony Corp.	1,930,000	93,666
GEOX SpA	4,307,000	92,440
William Hill PLC	5,526,000	72,688
DSG International PLC	25,345,000	69,940
Swatch Group Ltd, non-registered shares	178,070	58,439
Swatch Group Ltd	126,956	8,131
Daito Trust Construction Co., Ltd.	1,315,000	63,476
Marks and Spencer Group PLC	4,500,000	56,616
Daiwa House Industry Co., Ltd.	2,960,300	38,664
		11,993,549

TELECOMMUNICATION SERVICES — 9.72%
América Móvil, SAB de CV, Series L (ADR)	31,908,400	2,042,138
América Móvil, SAB de CV, Series L	8,940,000	28,558
Vodafone Group PLC	352,607,931	1,272,152
MTN Group Ltd.	70,179,000	1,069,833
Koninklijke KPN NV	55,675,000	966,275
Telefónica, SA	22,312,000	624,610
KDDI Corp.	77,300	573,840
Singapore Telecommunications Ltd.	206,403,075	558,710
Perusahaan Perseroan (Persero) PT Telekomunikasi Indonesia Tbk, Class B	429,266,200	516,622
France Télécom SA	14,071,862	471,395
SOFTBANK CORP.	20,767,000	383,602
Telenor ASA[3]	18,365,000	367,831
TIM Participações SA, preferred nominative (ADR)	8,245,000	334,417
Teléfonos de México, SAB de CV, Class L (ADR)	10,000,000	328,700
Bharti Airtel Ltd.[3]	12,507,000	296,477
Telekom Austria AG, non-registered shares	10,725,788	280,682
Telekomunikacja Polska SA	31,095,000	246,580
Chunghwa Telecom Co., Ltd. (ADR)	12,031,386	222,340
Chunghwa Telecom Co., Ltd.	9,525,780	17,808
Portugal Telecom, SGPS, SA	15,795,000	221,423
China Unicom Ltd.	97,900,000	202,596
Philippine Long Distance Telephone Co.	2,976,260	191,825
Orascom Telecom Holding (GDR)	2,516,350	164,569
Brasil Telecom Participações SA, preferred nominative (ADR)	1,950,000	145,509
Advanced Info Service PCL	42,980,000	111,604
China Netcom Group Corp. (Hong Kong) Ltd. (ADR)	1,592,800	83,622
		11,723,718

ENERGY — 8.49%
Petróleo Brasileiro SA – Petrobras, ordinary nominative (ADR)	17,445,000	1,317,098
Petróleo Brasileiro SA – Petrobras, preferred nominative (ADR)	2,132,700	137,986
Reliance Industries Ltd.	19,142,718	1,109,481
OAO Gazprom (ADR)	21,042,000	927,952
Oil & Natural Gas Corp. Ltd.	36,339,064	878,095
SK Energy Co., Ltd.[3]	3,877,883	678,248
Saipem SpA, Class S	15,835,000	675,662
OAO LUKOIL (ADR)	7,745,000	643,610
Canadian Natural Resources, Ltd.	8,331,300	634,078
Royal Dutch Shell PLC, Class B	12,137,435	499,180
Royal Dutch Shell PLC, Class B (ADR)	1,586,078	130,217
China National Offshore Oil Corp.	265,288,100	445,885
Royal Dutch Shell PLC, Class A	7,600,000	313,879
Royal Dutch Shell PLC, Class A (ADR)	1,000,000	82,180
Petro-Canada	5,800,000	333,407
TOTAL SA	4,059,000	330,063
Norsk Hydro ASA	6,892,000	299,724
Sasol Ltd.	6,481,000	279,851
PetroChina Co. Ltd., Class H	80,000,000	151,757
ENI SpA	3,500,000	129,725
Cameco Corp.	2,696,300	124,603
Nexen Inc.	4,006,195	122,631
		10,245,312

HEALTH CARE — 7.98%
Roche Holding AG	20,399,550	3,699,609
Novo Nordisk A/S, Class B	17,016,750	2,054,487
Novartis AG	15,281,960	843,527
UCB SA1	9,908,290	584,708
Teva Pharmaceutical Industries Ltd. (ADR)	12,602,100	560,415
Merck KGaA	2,913,558	351,515
Smith & Nephew PLC	23,622,517	288,514
Chugai Pharmaceutical Co., Ltd.	15,785,500	260,914
Essilor	3,692,000	231,667
AstraZeneca PLC (Sweden)	3,909,000	196,173
AstraZeneca PLC (United Kingdom)	650,000	32,539
Richter Gedeon NYRT	849,000	181,784
Nobel Biocare Holding AG	365,000	98,854
Elan Corp., PLC (ADR)[3]	3,979,400	83,727
Daiichi Sankyo Co., Ltd.	2,097,400	63,048
Straumann Holding AG	205,000	57,590
Shionogi & Co., Ltd.	2,515,000	38,809
		9,627,880

MATERIALS — 7.39%
Bayer AG, non-registered shares	33,616,766	2,676,059
POSCO	1,362,000	1,001,996
Linde AG	8,066,708	1,001,877
Nitto Denko Corp.[1]	10,081,700	469,080
BASF AG	3,272,575	452,701
ArcelorMittal	3,755,000	296,614
Cia. Vale do Rio Doce, ordinary nominative (ADR)	8,000,000	271,440
Impala Platinum Holdings Ltd.	7,073,288	247,642
BHP Billiton PLC	6,000,000	214,631
CEMEX, SAB de CV, ordinary participation certificates, units (ADR)[3]	7,118,468	212,985
BlueScope Steel Ltd.	19,250,000	183,491
Mondi PLC[1]	19,197,500	182,474
UPM-Kymmene Corp.	7,340,000	177,530
Sterlite Industries (India) Ltd. (ADS)	7,813,562	144,551
Barrick Gold Corp.	3,530,000	142,188
Aracruz Celulose SA, Class B, preferred nominative (ADR)	1,921,195	141,381
First Quantum Minerals Ltd.	1,372,100	134,888
Lonza Group Ltd.	1,052,922	114,881
Holcim Ltd.	1,028,571	113,638
Gold Fields Ltd.	6,107,500	110,612
CRH PLC	2,730,080	108,430
Stora Enso Oyj, Class R	5,394,843	105,094
Syngenta AG	358,000	77,198
JSR Corp.	2,940,500	72,123
Kuraray Co., Ltd.	5,534,500	70,164
Harmony Gold Mining Co. Ltd.[3]	5,650,000	67,248
Titan Cement Co. SA	1,150,000	59,434
James Hardie Industries NV	6,120,500	38,695
Koninklijke DSM NV	515,979	27,851
Siam Cement PCL	327,300	2,483
		8,919,379

CONSUMER STAPLES — 6.87%
Nestlé SA	3,510,700	1,577,402
L’Oréal SA	5,812,259	762,575
Tesco PLC	72,910,561	654,643
Koninklijke Ahold NV3	40,429,705	611,162
Groupe Danone SA	7,147,000	562,617
Diageo PLC	23,851,500	523,627
Shoppers Drug Mart Corp.	8,600,000	471,060
SABMiller PLC	15,382,900	437,703
METRO AG	3,060,000	276,407
Unilever PLC	8,597,783	271,530
Pernod Ricard Co.	1,200,000	261,883
Shinsegae Co., Ltd.	370,753	258,165
I.T.C. Ltd.	52,270,000	250,211
Wal-Mart de México, SAB de CV, Series V	64,835,718	238,512
Unilever NV, depository receipts	7,502,400	231,637
Woolworths Ltd.	8,629,441	227,333
Coca-Cola Hellenic Bottling Co. SA	3,004,583	173,536
Parmalat Spa	41,851,900	148,616
Koninklijke Numico NV	1,511,000	117,223
Fomento Económico Mexicano, SAB de CV (ADR)	2,178,000	81,457
Seven & I Holdings Co., Ltd.	2,798,100	72,043
Scottish & Newcastle PLC	4,533,000	56,661
Coca-Cola FEMSA, SAB de CV, Series L	4,150,300	17,833
		8,283,836

INDUSTRIALS — 5.95%
Siemens AG	6,954,000	956,207
Schneider Electric SA	6,219,412	785,838
Ryanair Holdings PLC (ADR)[1,3]	16,862,400	699,958
ABB Ltd	14,915,000	392,864
Suzlon Energy Ltd.	9,334,100	341,607
ALSTOM SA	1,674,000	340,356
Cintra, Concesiones de Infraestructuras de Transporte, SA	17,378,269	264,684
Sandvik AB	12,064,000	259,136
Orascom Construction Industries Co. (GDR)	1,460,100	247,122
Scania AB, Class B	9,398,800	229,268
Scania AB, Class A	449,780	11,531
Deutsche Post AG	8,142,500	236,885
Nippon Express Co., Ltd.	45,277,000	225,261
SAFRAN SA	8,750,000	211,259
Keppel Corp. Ltd.	20,500,000	198,775
Asahi Glass Co., Ltd.	14,120,000	190,079
Fraport AG	2,656,618	183,709
Toll Holdings Ltd.	15,418,149	179,230
SK Holdings Co. Ltd.	567,841	121,042
Bombardier Inc., Class B3	17,567,400	104,576
Wienerberger AG	1,568,500	98,108
Hyundai Engineering & Construction Co., Ltd.[3]	965,000	92,196
Macquarie Infrastructure Group	32,329,427	89,439
FANUC LTD	875,000	89,276
Metso Oyj	1,250,000	86,101
Capita Group PLC	5,557,742	82,251
Orkla AS	4,550,000	81,259
Singapore Airlines Ltd.	6,102,133	76,426
Mitsubishi Heavy Industries, Ltd.	9,297,000	60,835
Bidvest Group Ltd.	3,059,000	60,457
Geberit AG	399,000	52,206
Hays PLC	16,390,000	44,559
AB Volvo, Class B	2,455,500	42,825
Wolseley PLC	2,300,000	38,857
Far Eastern Textile Ltd.	761,190	1,023
		7,175,205

UTILITIES — 3.10%
E.ON AG	4,515,000	834,860
Veolia Environnement	9,236,769	795,491
SUEZ SA	9,567,000	563,476
Public Power Corp. SA	10,328,627	409,484
RWE AG	3,115,000	391,811
NTPC Ltd.	54,477,975	266,482
Electricité de France SA	2,518,000	266,266
Hong Kong and China Gas Co. Ltd.	89,787,500	209,149
		3,737,019

MISCELLANEOUS — 3.05%
Other common stocks in initial period of acquisition		3,679,517

Total common stocks (cost: $71,945,437,000)		111,969,008

Rights & warrants — 0.03%

FINANCIALS — 0.03%
ING Groep NV, warrants, expire 2008[3]	1,730,000	32,172

MISCELLANEOUS — 0.00%
Other rights & warrants in initial period of acquisition		—

Total rights & warrants (cost: $46,430,000)		32,172

		unaudited

	Principal amount	Market value
Convertible securities — 0.02%	(000)	(000)

FINANCIALS — 0.02%
Fairfax Financial Holdings Ltd. 5.00% convertible debentures 2023[2]	$20,000	$ 24,400

Total convertible securities (cost: $20,345,000)		24,400

Bonds & notes — 0.26%

NON-U.S. GOVERNMENT BOND & NOTES — 0.26%
Brazil (Federal Republic of) 10.00% 2014[4]	R$198,500	101,765
Brazilian Treasury Bill 6.00% 2015[4,5,6]	21,866	11,408
Brazilian Treasury Bill 6.00% 2017[4,5,6]	82,252	42,591
Brazil (Federal Republic of) 10.00% 2017[4]	237,145	119,355
Brazilian Treasury Bill 6.00% 2045[4,5,6]	78,750	41,309

Total bonds & notes (cost: $320,314,000)		316,428

Short-term securities — 6.98%

Federal Home Loan Bank 4.75%–5.13% due 10/5–12/14/2007[7]	$646,777	643,655
Fannie Mae 4.75%–5.16% due 10/1–11/28/2007	454,900	453,152
Freddie Mac 4.91%–5.13% due 10/19–11/26/2007	345,000	343,377
CAFCO, LLC 5.30%–6.00% due 10/1/2007–1/8/2008[2]	112,600	111,288
Citigroup Funding Inc. 5.27%–5.61% due 10/25–12/18/2007	146,100	145,022
CIESCO LLC 5.00% due 1/16/2008[2]	50,000	49,195
Danske Corp. 5.05%–5.60% due 10/19–12/20/2007[2]	306,700	304,003
Bank of Ireland 5.07%–5.62% due 12/5–12/21/2007[2]	304,700	301,531
AstraZeneca PLC 5.25% due 10/17/2007	50,000	49,878
AstraZeneca PLC 4.94%–5.43% due 10/17–1/31/2008[2]	251,200	248,183
UBS Finance (Delaware) LLC 5.025%–5.605% due 11/5/2007–1/24/2008	292,425	288,755
ING (U.S.) Funding LLC 5.00%–5.58% due 10/3/2007–1/25/2008	190,300	188,771
Mont Blanc Capital Corp. 5.20% due 11/29–12/18/2007[2]	100,000	98,999
Allied Irish Banks N.A. Inc. 5.01%–5.57% due 10/4/2007–1/22/2008[2]	285,400	283,262
ANZ National (International) LTD. 4.99%–5.63% due 10/11–12/20/2007[2]	225,000	223,110
BASF AG 5.23%–5.40% due 10/25–12/13/2007[2]	217,300	216,026
HBOS Treasury Services PLC 5.24%–5.245% due 10/12–10/15/2007	200,000	199,605
Westpac Bank Corp. 5.24%–5.59% due 10/11–12/13/2007[2]	200,000	198,684
Toronto-Dominion Bank 5.05% due 1/23/2008	100,000	99,947
Toronto-Dominion Holdings USA Inc. 5.02% due 1/28/2008[2]	100,000	98,276
Ranger Funding Co. LLC 5.25%–5.75% due 10/15–12/21/2007[2,7]	108,761	108,094
Bank of America Corp. 4.81%–5.45% due 12/14/2007–2/19/2008[7]	84,300	82,806
Swedbank Mortgage AB 5.06%–5.25% due 10/15/2007–1/22/2008	186,000	185,046
American Honda Finance Corp. 4.78%–5.30% due 10/10–11/28/2007	180,600	179,656
Svenska Handelsbanken Inc. 5.24%–5.61% due 10/22–12/7/2007	129,000	128,252
Stadshypotek Delaware Inc. 5.045% due 1/18/2008[2]	50,000	49,209
Liberty Street Funding Corp. 5.15%–5.70% due 11/15–12/4/2007[2]	175,000	173,576
Siemens Capital Co. LLC 4.80%–5.25% due 10/24–12/26/2007[2]	171,000	169,641
Société Générale North America Inc. 4.99%–5.80% due 10/1/2007–1/7/2008	164,500	163,164
Dexia Delaware LLC 4.99%–5.225% due 11/1–11/20/2007	156,100	155,202
HSBC USA Inc. 5.235%–5.24% due 10/12–10/19/2007	150,000	149,689
Canadian Imperial Holdings Inc. 5.43%–5.56% due 10/29–12/7/2007	100,000	99,291
Canadian Imperial Bank of Commerce 5.05%–5.57% due 12/18/2007–1/24/2008	50,000	50,008
Nestlé Capital Corp. 5.26%–5.30% due 10/11–12/19/2007[2]	150,000	149,159
Variable Funding Capital Corp. 5.65%–5.90% due 10/3–10/10/2007[2]	135,400	135,262
Total Capital SA 4.78%–5.40% due 10/1–12/21/2007[2]	125,725	125,288
National Australia Funding (Delaware) 5.28%–5.33% due 10/31–11/2/2007[2]	120,000	119,416
Unilever Capital Corp. 5.25%–5.33% due 11/13–12/3/2007[2]	120,000	119,077
BMW U.S. Capital LLC 4.75%–5.22% due 10/3–11/27/2007[2]	108,800	108,326
CBA (Delaware) Finance Inc. 5.245%–5.56% due 10/9/2007–1/18/2008	101,300	100,344
Depfa Bank PLC 5.24% due 10/10/2007[2]	100,000	99,856
Edison Asset Securitization LLC 5.25% due 10/5/2007[2]	50,000	49,965
General Electric Capital Corp. 5.26% due 11/14/2007	50,000	49,661
Royal Bank of Scotland PLC 5.225%–5.57% due 10/16–12/18/2007	100,000	99,313
JPMorgan Chase & Co. 5.02% due 2/1/2008	100,000	98,285
Barclays U.S. Funding Corp. 5.155%–5.225% due 10/9–11/27/2007	94,000	93,537
Toyota Credit de Puerto Rico Corp. 4.78%–5.27% due 10/31/2007–1/4/2008	93,300	92,584
Credit Suisse New York Branch 5.30%–5.45% due 1/14–1/18/2008	92,100	90,667
Swedish Export Credit Corp. 5.15%–5.31% due 11/29–12/6/2007	80,700	79,953
Wal-Mart Stores Inc. 5.25% due 11/6/2007[2]	73,300	72,872
Thunder Bay Funding, LLC 6.00%–6.13% due 12/3–12/7/2007[2]	60,277	59,673
BP Capital Markets America Inc. 4.77% due 11/27–12/3/2007[2]	54,900	54,436
International Bank for Reconstruction and Development 5.12% due 10/9/2007	50,000	49,936
KfW International Finance Inc. 5.21% due 10/9/2007[2]	50,000	49,934
BNP Paribas Finance Inc. 5.235% due 10/16/2007	50,000	49,882
Procter & Gamble International Funding S.C.A. 4.98% due 12/14/2007[2,7]	50,000	49,460
Calyon North America Inc. 5.00% due 1/2/2008	50,000	49,322
Statoil ASA 5.13%–5.19% due 11/16–11/20/2007[2]	36,000	35,750
DaimlerChrysler Revolving Auto Conduit LLC 6.05% due 10/16/2007	30,000	29,919
International Lease Finance Corp. 5.28% due 10/12/2007	25,000	24,956
Electricité de France 4.80% due 11/15/2007	25,000	24,847
Coca-Cola Co. 5.25% due 10/29/2007[2]	22,500	22,402

Total short-term securities (cost: $8,421,110,000)		8,422,435

Total investment securities (cost: $80,753,636,000)		120,764,443
Other assets less liabilities		(138,048)

Net assets		$120,626,395

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

[1]Represents an affiliated company as defined under the Investment Company Act of 1940.
[2]Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the United States in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $3,935,841,000, which represented 3.26% of the net assets of the fund.

[3]Security did not produce income during the last 12 months.
[4]Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,” was $356,710,000.
[5]Index-linked bond whose principal amount moves with a government retail price index.
[6]Coupon rate may change periodically.
[7]This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

ADR = American Depositary Receipts
ADS = American Depositary Shares
GDR = Global Depositary Receipts

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so you may lose money.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in each fund’s prospectus, which can be obtained from a financial professional and should be read carefully before investing.

MFGEFP-916-1107O-S10912

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders.  The procedures are as follows.  The Registrant has a nominating committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating committee.

ITEM 11 – Controls and Procedures

(a)
The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)
There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended, and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EUROPACIFIC GROWTH FUND

By /s/ Gina H. Despres
Gina H. Despres, Vice Chairman and Principal Executive Officer

Date: December 7, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Gina H. Despres
Gina H. Despres, Vice Chairman and Principal Executive Officer

Date: December 7, 2007

By /s/ R. Marcia Gould
R. Marcia Gould, Treasurer and Principal Financial Officer

Date: December 7, 2007